UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 2549

FORM N-PX

Investment Company Act File Number: 811-22299

RENN Fund, Inc.

(Exact name of Registrant as specified in charter)

c/o Horizon Asset Management LLC

470 Park Avenue South

New York, New York

10016

(Address of Principal Executive Offices)

(Zip Code)

Russell G. Cleveland

11520 North Central Expressway, Suite 162

Dallas, Texas 75243

(Name and Address of Agent for Service)

Registrant’s telephone number: 646-495-7330

Date of Fiscal Year-End: 12/31/2016

Date of reporting period: 07/01/2016 – 06/30/2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CRR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

Item 1: Proxy Voting Record.

Disclosed is the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	RENN Fund, Inc.

By:	/s/ Russell Cleveland
Title:	President, CEO, and Director
Date:	August 31, 2017

Bovie Medical Corporation
Ticker:	BVX	Security ID:	10211F100
Meeting Date:	July 28, 2016	Meeting Type:	Annual
Record Date:	June 10, 2106

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
1.0	Elect eight directors to the Board of Directors of the Company to serve until the 2017 Annual Meeting of Stockholders
1.1	Andrew Makrides	Management	Yes	For	For
1.2	Robert L. Gershon	Management	Yes	For	For
1.3	J. Robert Saron	Management	Yes	For	For
1.4	Charles T. Orsatti	Management	Yes	For	For
1.5	Michael Geraghty	Management	Yes	For	For
1.6	Lawrence J. Waldman	Management	Yes	For	For
1.7	John C. Andres	Management	Yes	For	For
1.8	Scott Davidson	Management	Yes	For	For
2.0	The ratification of Frazier & Deeter, LLC as the Company’s independent public accountants for the year ending December 31, 2016.	Management	Yes	For	For
3.0	The approval of a non-binding advisory resolution supporting the compensation of our named executive officers.	Management	Yes	For	For

FitLife Brands
Ticker:	FTLF	Cusip #:	33817P108
Meeting Date:	June 22, 2017	Meeting Type:	Annual
Record Date:	June 5, 2017

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
1.0	Esection of Directors:	Management	Yes	For	For
1.1	John S. Wilson	Management	Yes	For	For
1.2	Michael Abrams	Management	Yes	For	For
1.3	Lewis Jaffe	Management	Yes	For	For
1.4	Grant Dawson	Management	Yes	For	For
1.5	Seth Yakatan	Management	Yes	For	For
1.6	Todd Ordal	Management	Yes	For	For
17	Dayton Judd	Management	Yes	For	For

2.0	An Advisory Vote regarding the approval of compensation paid to our named executive officers	Management	Yes	For	For
3.0	Ratifying the appointment of Weinberg & Company P.A. as FitLife Brands, Inc.’s independent auditor for the fiscal year ending December 31, 2017.	Management	Yes	For	For